Income Tax (Details) $ in Millions	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Income Tax [Line Items]
Income tax rate (in Dollars)	$ (726,000)		$ 223,000	$ (162,000)
Income tax percentage	16.50%	16.50%
Tax losses carried forward (in Dollars)			$ 816,000
Hong Kong [Member]
Income Tax [Line Items]
Income tax rate (in Dollars)		$ 2
Applicable tax rate percentage	16.50%	16.50%
SJFZ [Member]
Income Tax [Line Items]
Income tax percentage	8.25%	8.25%
SJFZ [Member] | Hong Kong [Member]
Income Tax [Line Items]
Income tax rate (in Dollars)		$ 2